Document and Entity Information	Apr. 07, 2025
Risk/Return:
Document Type	497
Document Period End Date	Jun. 30, 2025
Registrant Name	Fidelity Merrimack Street Trust
Central Index Key	0001562565
Investment Company Type	N-1A
Amendment Flag	false